Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of Plan

The following description of the TETRA Technologies, Inc. 401(k) Retirement Plan, as amended and restated (the Plan) is provided for general information only. Participants should refer to the Plan Document and Summary Plan Description for a more complete description of the Plan’s provisions, a copy of which is available from TETRA Technologies, Inc. (the Company or Plan Administrator).

General

The Plan, which initially became effective January 1, 1990, is a profit sharing plan as defined by Section 401(a) of the Internal Revenue Code of 1986, as amended (the IRC) and contains a provision for salary reduction contributions under Section 401(k) of the IRC. Effective January 1, 2021, the Plan and related Trust Agreement were amended and restated by adopting a pre-approved defined contribution plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Company is the designated administrator of the Plan and the Plan is advised by the 401(k) Committee, which currently consists of certain employees of the Company. T. Rowe Price Trust Company (TRP or Trustee) is the trustee of the Plan.

Eligibility

Employees who have attained age 18 are eligible to participate in the Plan beginning on the first day of any calendar month coincident with or following completion of thirty days of service. However, the following employees or classes of employees are not eligible to participate: (i) employees who are non-resident aliens and who receive no earned income from the Company which constitutes income from sources within the United States; (ii) leased employees; and (iii) employees who are residents of Puerto Rico.

Contributions

The Company may contribute an amount equal to a specified matching percentage of the participant’s elective contribution other than “catch-up” contributions. The Company matches contributions of 50% of the first 8% of the participant's elective contributions each pay period. The maximum elective contribution limit is 70% of the employee's eligible compensation as defined by the Plan. Contributions for each participant are limited in any calendar year to annual regular pre-tax contributions and contributions on an after-tax Roth 401(k) basis up to the applicable combined contribution limits as determined pursuant to the IRC. In addition, employees who are, or will be, age 50 or older by the end of the year may make catch-up contributions up to the applicable contribution limits as determined pursuant to the IRC. Unless the employee elects otherwise, 4% of each eligible employee’s compensation is automatically contributed to the Plan on a pre-tax basis. The Plan provides an automated service which increases the employee’s elective contribution rate by 2% at the same time each year until a 6% elective contribution rate has been reached. The employee is reminded annually before any such increase takes place and can elect to change the elective contribution rate at any time by contacting TRP. Employees have the option to change their elective contribution rate in accordance with the Plan. The 8% elective contribution rate or higher is the amount needed to take advantage of the full Company match, during periods of time when the Company match is paid. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollovers).

The Company may also, at the discretion of the Board of Directors, make a profit sharing contribution to the Plan at the end of each fiscal year. Such Company contribution would be allocated to Plan participants, who are employed on December 31 of such year, in the same ratio that each participant’s eligible Plan compensation bears to the total eligible Plan compensation of all participants. No profit sharing contributions were made for 2025.

Participants have the right to direct the investment of their contributions, including the Company’s matching contributions and profit sharing, if any, into any of the investment options offered by the Plan. Participant contributions and Company contributions for which no participant investment direction is given are automatically allocated to age-appropriate target-date mutual funds. These target-date mutual funds provide an asset allocation and investment strategy based on a future retirement date. If the contributions of a participant are automatically allocated to a target-date mutual fund, the participant may elect to change such investments in accordance with the Plan.

Company Stock Fund
The Plan permits participants to invest in common stock of the Company through the Plan’s Company Stock Fund. The Company Stock Fund may also hold cash or other short-term securities. The Plan limits the amount a participant can invest in the Company Stock Fund, to encourage diversification of participants’ accounts. Each participant may direct up to a maximum of 25% of their contributions to the Company Stock Fund. In addition, a participant may transfer amounts from other investment funds into the Company Stock Fund to the extent the transfer would result in no more than 25% of the participant’s total account balance being invested in the Company Stock Fund.
Vesting

Participants are immediately vested in their elective contributions, as adjusted for earnings and losses thereon. Vesting in the matching contribution and profit sharing contribution portions of their accounts, if any, as adjusted for earnings and losses thereon, is based on years of service. Participants become 50% vested in matching contributions and profit sharing contributions after two years of service, and 100% vested after three years of service. Upon a participant’s death, disability or normal retirement, the participant becomes 100% vested in his or her entire account. Except as otherwise described herein, participants forfeit any non-vested matching contribution and profit sharing contribution portions of their accounts in the Plan upon termination of employment with the Company.

Benefit Payments and Forfeitures

Upon termination of employment for any reason, a participant’s vested balance is payable in a lump sum or installments. Amounts which are forfeited by participants due to termination of employment may be used as a credit against the Company’s matching and profit sharing contributions, if any. During 2025, $442,599 of employer contributions were funded by using forfeited non-vested accounts. Cumulative forfeitures relating to prior-period activity and available to be applied against any future Company-paid matching contributions or profit sharing contributions were approximately $145,215 and $71,525 as of December 31, 2025 and 2024, respectively.

Plan Amendment and Termination

The Company has the right under the Plan to amend or terminate the Plan, subject to applicable law. In the event of Plan termination, participants would become 100% vested in their accounts, and would receive, within a reasonable time, any funds in their accounts as of the date of the termination.

Notes Receivable from Participants

Participants, during their time of employment, may borrow from their accounts a minimum of $1,000, up to a maximum equal to the lesser of $50,000 or 50% of their vested account balances. Loan terms range from 1 to 5 years, or up to 15 years for the purchase of the participant’s primary residence. The loans are secured by the balances in the participants’ accounts and bear interest at rates established at the inception of the loan, set at one percentage point higher than the Prime lending rate as posted in the Wall Street Journal (or similar financial publication). Principal and interest are paid ratably, generally through payroll deductions.

Administrative Expenses

Certain administrative expenses are paid by the Company. Certain administrative fees are paid by participants through their Plan accounts. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Investment related expenses are included in net appreciation of fair value of investments.